Research Expenses, Net (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Depreciation	$ 2,666	$ 4,938	$ 8,435	$ 13,668	$ 17,246	$ 16,373
Research and development expense	340,051	15,613	602,575	477,607	822,759	836,698
Research and development expenses, net [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Wages, Payroll and related expenses	121,593	109,933	350,250	345,802	464,481	479,717
Materials	40,802	190	90,717	10,580	11,072	27,083
Patents	41,310	6,720	60,084	24,021	36,967	115,853
Office and maintenance	4,538	36,009	8,868	40,484	11,122	15,258
Rent	10,941	17,722	36,282	18,454	29,442	28,689
Professional services	119,511	25,737	131,935	251,852	364,638	537,422
Depreciation	1,220	2,191	3,715	5,239	6,600	3,969
Other	21,780	13,372	31,769	49,442	100,125	58,340
Research And Development Expense Gross, Total	361,695	211,874	713,620	745,874	1,024,147	1,266,331
Less grants received from chief scientist	$ (21,644)	$ (196,261)	$ (111,045)	$ (268,267)	$ (201,388)	$ (429,633)